INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in $ ‘000	Transgenic technology	RUCONEST® for HAE (EU)	Development costs	Re-acquired rights and Licenses	Novartis License	Software	Total
At cost	3,256	648	7,779	77,806	24,667	958	115,114
Accumulated:
Amortization charges	(3,213)	(648)	—	(14,699)	—	(104)	(18,664)
Impairment charges	(43)	—	(2,324)	—	—	—	(2,367)
Carrying value at January 1, 2021	—	—	5,455	63,107	24,667	854	94,083

Amortization charges	—	—	—	(4,054)	—	(178)	(4,232)
Impairment charges	—	—	(4,991)	—	—	—	(4,991)
Assets acquired	—	—	—	—	2,530	3,447	5,977
Transfer from PPE - cost	—	—	—	—	—	175	175
Transfer from PPE - accumulated amortization	—	—	—	—	—	(78)	(78)
Divestments - cost	(3,145)	—	—	—	—	(99)	(3,244)
Divestment - accumulated amortization	3,105	—	—	—	—	99	3,204
Divestment - impairment charges	40	—	—	—	—	—	40
Currency translation - cost	(111)	(50)	(599)	(5,995)	(2,012)	(226)	(8,993)
Currency translation - amortization	108	50	—	1,312	—	19	1,489
Currency translation - impairment	3	—	401	—	—	—	404
MOVEMENT 2021	—	—	(5,189)	(8,737)	518	3,159	(10,249)

At cost	—	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	—	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	—	(6,914)	—	—	—	(6,914)
Carrying value at December 31, 2021	—	—	266	54,370	25,185	4,013	83,834

Amortization charges	—	—	—	(3,597)	—	(720)	(4,317)
Impairment charges	—	—	—	—	—	—	—
Assets acquired	—	—	—	—	—	601	601
Transfer from PPE - cost	—	—	—	—	—	—	—
Transfer from PPE - accumulated amortization	—	—	—	—	—	—	—
Divestments - cost	—	—	(6,431)	—	—	—	(6,431)
Divestment - accumulated amortization	—	—	—	—	—	—	—
Divestment - impairment charges	—	—	6,431	—	—	—	6,431
Currency translation - cost	—	(35)	(499)	(4,228)	(1,482)	(235)	(6,479)
Currency translation - amortization	—	35	—	984	—	(20)	999
Currency translation - impairment	—	—	483	—	—	—	483
Movement 2022	—	—	(16)	(6,841)	(1,482)	(374)	(8,713)

At cost	—	563	250	67,583	23,703	4,621	96,720
Accumulated:
Amortization charges	—	(563)	—	(20,054)	—	(982)	(21,599)
Impairment charges	—	—	—	—	—	—	—
Carrying value at December 31, 2022	—	—	250	47,529	23,703	3,639	75,121